Summary of Significant Accounting Policies (Details) - USD ($)																			6 Months Ended		7 Months Ended	12 Months Ended
	May 16, 2024	Dec. 08, 2023	Nov. 29, 2023	Nov. 24, 2023	Mar. 28, 2023	Mar. 24, 2023	Feb. 03, 2023	Jan. 20, 2023	Jan. 05, 2023	Dec. 29, 2022	Jul. 22, 2022	Jul. 15, 2022	Jan. 26, 2022	Dec. 31, 2021	May 26, 2021	Feb. 18, 2021	Feb. 06, 2021	Apr. 04, 2019	Jun. 30, 2024	Jun. 30, 2023	Aug. 04, 2023	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Operation cash flow (in Dollars)																			$ 11,200,000
Net cash used in operating activities (in Dollars)																			(1,095,791)	$ (7,018,648)
Cash balances (in Dollars)																			$ 2,650,752
Split-adjusted (in Dollars per share)				$ 6
Split-adjusted (in Shares)		63,025	4,202	6,523,157	57,593	34,915	5,594	17,135	23,937	933	2,500	2,500	24,208	17,520	16,729	12	5	62	12,195			2,513
Principal amount (in Dollars)	$ 4,756,986
Ordinary shares per share (in Dollars per share)	$ 0.4
Gross proceeds (in Dollars)	$ 7,425,000
Percentage of other revenue																			2.70%
Deferred revenue (in Dollars)																			$ 1,987,674			$ 2,175,896
Restricted cash (in Dollars)																						$ 4,056,150
Depreciation percentage																			2.40%			2.90%
Percentage of purchases																				59.30%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
VAT percentage																			3.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
VAT percentage																			13.00%
Customer Concentration Risk [Member] | Minimum [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage																			30.00%
Customer Concentration Risk [Member] | Maximum [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage																			50.00%
Smartconn Acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balances (in Dollars)																			$ 1,500,000
Principal amount (in Dollars)	8,000,000
SEPA [Member]
Summary of Significant Accounting Policies [Line Items]
Principal amount (in Dollars)	$ 1,500,000
Suppliers One [Member] | Customer Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage																			15.40%
Suppliers One [Member] | Customer Concentration Risk [Member] | Accounts Payable Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage																			22.60%			24.50%
Suppliers Two [Member] | Customer Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage																			13.40%
Suppliers Two [Member] | Customer Concentration Risk [Member] | Accounts Payable Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage																			10.80%
Suppliers Three [Member] | Customer Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage																			11.50%
Suppliers Four [Member] | Customer Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage																			10.90%
Suppliers Five [Member] | Customer Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage																			10.40%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage																			13.70%	39.40%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage																			15.30%			15.90%
Customers Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage																			12.90%
Customers Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage																			10.00%
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Investors agreed to purchase (in Dollars)				$ 40,000,000
Share price (in Dollars per share)				$ 0.3
Share issued (in Shares)				130,463,140
Split-adjusted (in Shares)						698,301		4,161		47									13,757,773		8,085	12,973,209